Warrant Liabilities - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 29, 2022	Jul. 29, 2022	Dec. 31, 2022
Common Class A
Class Of Warrant Or Right [Line Items]
Warrants exercised			614,478
Private Placement Warrants
Class Of Warrant Or Right [Line Items]
Warrant to purchase of common stock shares issued	7,000,000	7,000,000
Warrants outstanding			7,000,000
Warrants exercised			0
Exercise price			$ 1.23
Warrant liability fair value			$ 18,892
New Fiscal Note
Class Of Warrant Or Right [Line Items]
Exercise price	$ 1.571428	$ 1.571428
New Fiscal Note | Common Class A
Class Of Warrant Or Right [Line Items]
Warrants exercised	433,259
New Fiscal Note | Common Class A | Maximum
Class Of Warrant Or Right [Line Items]
Warrants outstanding	24,750,000	24,750,000
Public Warrants
Class Of Warrant Or Right [Line Items]
Warrant to purchase of common stock shares issued	8,750,000	8,750,000
Warrants outstanding			8,358,964
Warrants exercised			391,036
Shares registered holders acquire from class A common stock			1.571428
Warrants expiration date			Jul. 29, 2027
Public Warrants | Class A Common Stock Equals or Exceeds $11.45 per Share
Class Of Warrant Or Right [Line Items]
Class of warrants, redemption price per unit	$ 0.01	$ 0.01
Class of warrants, redemption notice period		30 days
Stock price	$ 11.45	$ 11.45
Number of consecutive trading days for determining share price	20 days
Number of trading days for determining share price	30 days
Public Warrants | Class A Common Stock Equals or Exceeds $6.36 per Share
Class Of Warrant Or Right [Line Items]
Class of warrants, redemption price per unit	$ 0.1	$ 0.1
Class of warrants, redemption notice period		30 days
Stock price	$ 6.36	$ 6.36
Number of consecutive trading days for determining share price	10 days
Warrants exercisable redemption feature			In no event will the warrants be exercisable in connection with this redemption feature for more than 0.567 shares of Class A common stock per warrant (subject to adjustment).
Public Warrants | Common Class A
Class Of Warrant Or Right [Line Items]
Exercise price	$ 7.32	$ 7.32
Old FiscalNote Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding			118,700
Warrants exercised	365,002
Exercise price			$ 8.56
Warrant liability fair value			$ 182